FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:  12/31/98  (b)


Is this a transition report?: (Y/N)   __N__

Is this an amendment to a previous filing? (Y/N)   __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.  A.  Registrant Name:Pruco Life of New Jersey Variable
                          Insurance Account
    B.  File Number: 811-3646
    C.  Telephone Number:(973) 802-6000

2.  A.  Street:213 Washington Street
    B.  City: Newark     C.  State: NJ     D.  Zip Code:07102       Zip Ext:2992
    E.  Foreign Country:                       Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)  __N__

4.  Is this the last filing on this form by Registrant?(Y/N)   __N__

5.  Is Registrant a small business investment company (SBIC)?(Y/N) __N__

6.  Is Registrant a unit investment trust(UIT)?(Y/N)   __Y__
    (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) __N__ (If answer is "N" (No), go to item 8.)

    B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                          Is this the
 Series                                                   last filing
 Number         Series Name                               for this series?

   1                                                          (Y/N)









SCREEN NUMBER:  02         PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*    A.  Depositor Name: Pruco Life Insurance Company of New Jersey
         B.  File Number (If any): ___________
         C.  City:  Newark       State: NJ  Zip Code: 07102   Zip Ext: 3777
             Foreign Country:  _________    Foreign Postal Code: __________


112.*    A.  Sponsor Name:
         B.  File Number (If any):  ________
         C.  City:   ________       State: __     Zip Code:___       Zip Ext:
             Foreign Country:  ________           Foreign Postal Code: ________







SCREEN NUMBER: 55 PAGE NUMBER: 47

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For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 48, "X":


113.*    A.  Trustee Name:
         B.  City:   ________     State: ___   Zip Code: ________     Zip Ext:
             Foreign Country:  ________        Foreign Postal Code:  ________

114.*    A.  Principal Underwriter Name:
         B.  File Number: 8- ________
         C.  City:   ________     State: ___   Zip Code: ________     Zip Ext:
             Foreign Country:   ________       Foreign Postal Code:   ________

115.*    A.  Independent Public Accountant Name:  PRICEWATEHOUSECOOPERS, LLP
         B.  City: New York    State: NY       Zip Code: 10036         Zip Ext:
         C.  Foreign  Country:   ________      Foreign Postal Code:








SCREEN NUMBER: 56 PAGE NUMBER: 48

For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 49, "X":


116.     A.  Is Registrant part of a family of investment
               companies?   (Y/N) *                                     _____

         B. Identify the family in 10 letters: _________________. (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.  Is Registrant a separate account of an insurance
             company?(Y/N) *                                             _____
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.  Variable annuity contracts?(Y/N):                           _____

         C.  Scheduled premium variable life contracts:(Y/N)             _____

         D.  Flexible premium variable life contracts:(Y/N)              __Y__

         E.  Other types of insurance products registered under the
             Securities Acts of 1933?(Y/N)                               _____

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
         _________________________

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.     State the total value of the portfolio securities on the
         date of deposit for the new series included in item 119
         ($000's omitted)
         __________________________

121. State the number of series for which a current prospectus was in existence at the end of the period

122.     State the number of existing series for which additional
         units were registered under the Securities Act of 1933
         during the period
         __________________________




SCREEN NUMBER: 57 PAGE NUMBER: 49

For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 50, "X":


123.   State the total value of the additional units considered in
       answering item 122 ($000's omitted)                            __$000__

124.   State the total value of units prior series that were placed in the portfolios of subsequent series during the current
       period (the value of these units is to be  measured on the date they were placed in the subsequent series)
       ($000's omitted)                                               __$000__


125.   State the total dollar amount of sales loads collected
       (before reallowances to other brokers or dealers) by
       Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
       series of Registrant ($000's omitted)                          __$000__

126.   Of the amounts shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
       portfolio of a subsequent series.) ($000's omitted)            __$000__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of     Total Assets    Total Income
                                    Series        ($000's         Distributions
                                    Investing     omitted)      ($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers'
     parent
F.  All other corporate intermed.
     & long term debt
G.  All other corporate short-
     term debt
H.  Equity securities of brokers
     or dealers or parents of
     brokers or dealers
I.   Investment company equity
     securities
J.  All other equity securities       1            169,541
                                      -            --------
K.  Other securities
L.  Total assets of all series of     1            169,541
                                      -            -------
M.  registrant



SCREEN NUMBER: 58 PAGE NUMBER:50


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For period ending 12/31/98                               If filing more than one
File number 811- 3646                                    Page 51, "X":


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
      other than the issuer? (Y/N)                                      ____

129.  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
      end of the current period? (Y/N)                                  ____

130.  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
      derived from insurance or guarantees? (Y/N)                       ____

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                        $368
                                                                       -----

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-
            811-               811-                811-            811-



SCREEN NUMBER: 59 PAGE NUMBER:51


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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ James Schlomann                WITNESS: /S/ Michael J Ostronic
         James Schlomann                             Michael J Ostronic
         Executive Vice President                    Director, Accounting